INVESTMENT IN ASSOCIATED COMPANIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Investment in associated companies	$ 8,791	$ 11,788
Dividends received	4,289	3,535	$ 36,852
Cash receipts from repayment of advances and loans made to related parties	0	0	1,388
TFG Marine
Disclosure of associates [line items]
Share of profit (loss) of associates accounted for using equity method	100	$ (1,700)	$ 2,800
Dividend income, recognized as reduction in carrying value of investment	$ 7,300
Proportion of ownership interest in joint venture	15.00%	15.00%	15.00%
Investments accounted for using equity method	$ 8,700	$ 8,600
Cash receipts from repayment of advances and loans made to related parties	1,400
Receivables due from related parties	$ 0
Clean Marine
Disclosure of associates [line items]
Proportion of ownership interest in associate	43.60%	43.60%	43.60%
Investment in associated companies	$ 100	$ 3,200
Share of profit (loss) of associates accounted for using equity method	$ 1,000	$ 1,100	$ 600
FMS Holdco
Disclosure of associates [line items]
Proportion of ownership interest in associate	43.60%	43.60%	43.60%
Dividends received	$ 4,500
Dividend income, recognized as reduction in carrying value of investment	$ 4,100